Accounting principles	12 Months Ended
Dec. 31, 2020
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Accounting principles
Note 2. Accounting principles
2.1 Basis for preparation
The Consolidated Financial Statements of Cellectis as of and for the year ended December 31, 2020 were approved by our Board of Directors on March 4, 2021.
Our Consolidated Financial Statements are presented in U.S. dollars. See Note 2.3.

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and in conformity with IFRS as endorsed by the European Union.
The Consolidated Financial Statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with IFRS.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”). The significant accounting methods used to prepare the Consolidated Financial Statements are described below.
Application of new or amended standards or new amendments
The following pronouncements and related amendments have been adopted by us from January 1, 2020 but had no significant impact on the Consolidated Financial Statements:

•	Amendments to References to the Conceptual Framework in IFRS Standards (Effective for the accounting periods as of January 1, 2020)

•	Amendment to IFRS 3 “Business Combinations” (Effective for the accounting periods as of January 1, 2020)

•	Amendments to IAS 1 “Presentation of financial statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors” (Effective for the accounting periods as of January 1, 2020)

•
Amendments to IFRS 9 “Financial instruments”, IAS 39 “Financial instruments: Recognition and Measurement” and IFRS 7 “Financial instruments: Disclosures” (Effective for the accounting periods as of January 1, 2020)—Interest Rate Benchmark Reform

•
On May 28, 2020, the IASB issued
“Covid-19-Related
Rent Concessions”, an amendment to IFRS 16. The amendment, which is applicable from June 1, 2020, allows lessees not to account for rent concessions as lease modifications if they are a direct consequence of
Covid-19
and meet certain conditions. The impact of the application of this amendment was immaterial.

Standards, interpretations and amendments issued but not yet effective
The following pronouncements and related amendments are applicable for first quarter accounting periods beginning after January 1, 2021. We do not anticipate that the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position or cash flows.

•	IFRS 17 “Insurance Contracts” (Effective for accounting periods beginning after January 1, 2023 and not yet adopted by the European Union)

•	Amendments to IAS 37 – Onerous Contracts: Cost of Fulfilling a Contract (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IAS 37 – Onerous Contracts: Cost of Fulfilling a Contract (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IFRS 3 – Reference to the Conceptual Framework (Effective for the accounting periods as of January 1, 2022)

•	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform – Phase 2 (Effective for the accounting periods as of January 1, 2021)
2.2 IFRS16 application
Since January 1, 2019, Cellectis has applied the new standard IFRS 16 “Leases”.
Under this standard, a financial asset and a financial liability are recognized for Group leases that meet the standard’s criteria.
The financial statements for prior periods have not been restated in accordance with the transition options of IFRS 16 elected by the Group since Cellectis has applied the modified retrospective approach.
The Group uses the two capitalization exemptions provided by the standard:

•	lease contracts with a duration of less than 12 months; and

•	lease contracts for which the underlying asset has a low value, which has been defined by the Group to be below $5,000.
The Group has also applied the following practical expedients at the transition date:

•	exclusion of initial direct costs from the measurement of the right-of-use asset at the date of initial application;

•	accounting for leases for which the lease term ends within 12 months of the date of initial application as short-term leases i.e. accounting for leases expenses in Profit and loss account; and

•
the carrying amount of the
right-of-use
asset and the lease liability at the date of initial application is the carrying amount of the lease asset and lease liability immediately before the date measured applying IAS 17.

The following discount rates have been applied:

•
building rental in Paris, France (discounting rate 2%), building rental in Roseville, Minnesota, USA and Raleigh, North Carolina, USA (discounting rate of 8%), building rental in New York, New York, USA (discounting rate of 4.4%), and equipment rental (discounting rate 1%).

The main changes introduced by IFRS 16 are the following:
Capitalization of the
right-of-use
assets for real-estate lease contracts:
Identified lease contracts mainly concern Cellectis’ Headquarters and R&D buildings in Paris, New York and Raleigh, North Carolina, USA and Calyxt’s Headquarters and its production and storage areas in Roseville, Minnesota, USA.
For purposes of IFRS 16, the lease term reflects the Group’s reasonable expectation of the period during which the underlying asset will be used.
The discount rate used to calculate the lease debt has been determined, for each portfolio of assets, according to the incremental borrowing rate at the transition date.
The sale and lease-back agreement entered into by Calyxt in the third quarter of 2017 has a defined lease term and was classified as an operating lease agreement under IAS 17. According to IFRS 16, this lease receives the standard accounting treatment for operating leases existing at the date of initial application and the value of the right-of-use
asset is adjusted for the amount of the net deferred losses recognized in the statement of financial position immediately before the date of initial application, which was $1.8 million.
Accounting for the other assets leases:
The main lease contracts identified correspond to office and laboratory equipment.

2.3 Currency of the financial statements
The Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis, which is the euro.
All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.
The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flow of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Currency Translation Adjustments” in the Consolidated Statements of Changes in Shareholders’ Equity.
2.4 Basis of consolidation
Going concern
The consolidated financial statements were prepared on a going concern basis. With cash and cash equivalents of $241,148 thousand as of December 31, 2020, the Company believes it has sufficient resources to continue operating for at least twelve months following the consolidated financial statements’ publication.
Accounting policy
We control all the legal entities included in the consolidation. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee, and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.
To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.
In order to ascertain control, potential voting rights which are substantial are taken into consideration.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.
All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full consolidation.
Consolidated entities
For the year ended December 31, 2020, the consolidated group of companies (sometimes referred to as the “Group”) includes Cellectis S.A., Cellectis, Inc., Cellectis Biologics Inc., which was incorporated on January 18, 2019, and Calyxt.
As of December 31, 2020, Cellectis S.A. owns 100% of Cellectis, Inc., which owns 100% of Cellectis Biologics, Inc., and approximately 64.7% of Calyxt’s outstanding shares of common stock. As of December 31, 2019, Cellectis S.A. owned 100% of Cellectis, Inc. and approximately 68.9% of Calyxt’s outstanding shares of common stock.
Until July 25, 2017, Cellectis S.A. fully owned Calyxt. On July 25, 2017, Calyxt closed its IPO with $64.4 million in gross proceeds to Calyxt from the sale of 8,050,000 shares at $8 per share, including the full exercise of the underwriter’s over-allotment option and Cellectis’ purchase of $20.0 million of shares in the IPO. On May 22, 2018, Calyxt completed a follow-on
offering of its common stock. Calyxt sold an aggregate of 4,057,500 shares of common stock at a price of $15.00 per share, including 457,500 shares of common stock pursuant to the exercise of the underwriters’ option to purchase additional shares. In the aggregate, Calyxt received net proceeds from the follow-on
offering and exercise of the overallotment option of approximately $57.0 million, after deducting underwriting discounts and commissions of $3.2 million and offering expenses totaling approximately $0.7 million. As part of the follow-on
offering, Cellectis SA purchased 550,000 shares of common stock for a value of $8.3 million, the proceeds of which are included in the net proceeds of approximately $57.0 million. On October 20, 2020, Calyxt entered into definitive agreements with institutional investors for the purchase and sale of 3,750,000 shares of Calyxt’s common stock, at a purchase price of $4.00 per share, in an
SEC-registered,
direct offering. The financing resulted in gross proceeds of $15.0 million before payment of all related fees and expenses. Cellectis purchased 1,250,000 shares in the offering for a value of $5.0 million, the proceeds of which are included in the net proceeds of approximately $14.0 million.
Non-controlling
interests
Non-controlling
shareholders hold a 35.3% interest in Calyxt as of December 31, 2020 and a 31.1% interest in Calyxt Inc as of December 31, 2019. These non-controlling
interests were generated during the initial public offering of Calyxt and the follow-on
offerings as described above, as well as through vesting and exercises of equity awards.

2.5 Foreign currency
Foreign currency transactions and balances
Significant transactions in foreign currencies are translated into the respective functional currencies at the exchange rates effective at the transaction dates, otherwise the average rate of the previous month is used for non-significant
transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate effective at the period end date.
The resulting exchange gains or losses are recorded in the consolidated statements of operations in financial gain (loss).
Foreign currency translation
The assets and liabilities of foreign operations having a functional currency different from the euro are translated into euros at the period end exchange rate. The income and expenses of foreign operations are translated into euros using the average exchange rate for the reporting period.
Gains and losses arising from currency translation are recognized in other comprehensive loss.
Consolidated financial statements are then converted into dollars using the method described in Note 2.3.
The difference in effect of exchange rate changes on cash and cash equivalents between the statements of consolidated operations and consolidated cash flows is mainly explained by the following elements:

•	the differential between the average exchange rate and the period end rates applied to the cash flows of the period;

•	the differential between the opening exchange rates and the period end exchanges rate applied on our opening cash and cash equivalents balance denominated in dollars; and

•	the foreign exchange rate impact of the conversion of the financial statements of our US subsidiaries.
2.6 Use of judgment, estimates and assumptions
The preparation of these consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, including the disclosure of contingent liabilities. Actual amounts may differ from those estimates.
The Group’s exposure to risks and uncertainties is disclosed in Note 8.3: Financial instruments risk management and policies.
Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the period end date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

•	Revenue recognition – Note 3.1

•	Share-based payments – Note 16

•	Provisions for risks and charges – Note 18

•	Right-of-use assets – Note 6